Convertible Promissory Notes (Details) - USD ($)	1 Months Ended							12 Months Ended
	Sep. 30, 2020	Sep. 02, 2020	Aug. 04, 2020	Jul. 21, 2020	May 11, 2020	May 04, 2020	Apr. 05, 2019	Dec. 31, 2021	Dec. 31, 2020	Oct. 08, 2022	Oct. 08, 2021	Dec. 07, 2020
Convertible Promissory Notes (Details) [Line Items]
Aggregate principle amount								$ 24,860,000
Aggregate original issue discount								497,200
Total purchase price								24,362,800
Payment of expense								617,825
Net proceeds								23,744,975
Purchase price for the acquisition								$ 10,687,500
Secured convertible promissory notes, description								In addition, as consideration for the financing, the Company granted the financing agent 750,000 warrants with a fair value of $956,526 and 7.5% interest in High Mountain and Innovative Cabinets acquisition which had a fair value of $1,146,803.
Remaining principal balance								$ 23,787,936
Debt discounts								3,072,064
Accrued interest								$ 467,689
Bear interest, description								The notes bear interest at a rate per annum equal to the greater of (i) 4.75% plus the U.S. Prime Rate that appears in The Wall Street Journal from time to time or (ii) 8%; provided that, upon an event of default (as defined in the notes), such rate shall increase to 24% or the maximum legal rate.
Prepayment fee								10.00%
Conversion price (in Dollars per share)								$ 2.5
Beneficial ownership limitation, percentage								4.99%
Subject to equitable adjustments for stock splits (in Dollars per share)								$ 2.5
Aggregate principal amount												$ 56,900
Legal discount fees								$ 64,286
Share issued (in Shares)								50,000
Shares value	$ 4,160,684							$ 137,500
Debt discount related to the warrants								$ 292,673
Amortized financing cost									$ 292,673
Increase the principal amount of the note					$ 207,145
Warrant to purchase, description								In connection with the amendment, (i) the Company issued to Leonite another five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis and (ii) upon closing of the Asien’s Acquisition, 1847 Asien issued to Leonite shares of common stock equal to a 5% interest in 1847 Asien. The amendment represented a prepayment of principal and accrued interest resulting in a debt extinguishment and the Company recorded an aggregate extinguishment loss of $773,856.
Consisting of principal amount									$ 301,081
Warrant to common shares (in Shares)		180,000
Surrender of common shares underlying warrant (in Shares)		20,000
Common stock underlying warrant (in Shares)		200,000
Issued common stock (in Shares)		180,000
Subsequent Event [Member]
Convertible Promissory Notes (Details) [Line Items]
Convert percentage										20.00%
Leonite Converted [Member]
Convertible Promissory Notes (Details) [Line Items]
Outstanding balance of note				$ 50,000		$ 100,000
Shares of common stock (in Shares)				50,000		100,000
Goedeker [Member]
Convertible Promissory Notes (Details) [Line Items]
Total payoff amount			$ 780,653
Consisting of principal amount			771,431
Interest			$ 9,222
6% Subordinated Convertible Promissory Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Aggregate principle amount											$ 5,880,345
Remaining principal balance								$ 4,838,997
Accrued interest								$ 108,262
Bear interest, description								The notes bear interest at a rate of six percent (6%) per annum and are due and payable on October 8, 2024; provided that upon an event of default (as defined in the notes), such interest rate shall increase to ten percent (10%) per annum. 1847 Cabinet may prepay the notes in whole or in part, without penalty or premium, upon ten (10) business days prior written notice to the holders of the notes.
Issuance of subordinated convertible promissory notes											6.00%
Net of debt discount								$ 1,041,348
Leonite Capital Note [Member]
Convertible Promissory Notes (Details) [Line Items]
Bear interest, description							As additional consideration for the purchase of the note, (i) the Company issued to Leonite 50,000 common shares, (ii) the Company issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in Holdco.
Aggregate principal amount							$ 714,286
Maximum [Member]
Convertible Promissory Notes (Details) [Line Items]
Ownership percentage								9.99%